SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended			2 Months Ended	12 Months Ended
	Feb. 17, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Shares issued (in shares)						8,418,754	18,246	8,442,191
West Linus and West Hercules | Minimum
Subsequent Event [Line Items]
Expected percentage of revenue to be collected under existing charter agreements (as percent)					65.00%	65.00%
West Linus and West Hercules | Maximum
Subsequent Event [Line Items]
Expected percentage of revenue to be collected under existing charter agreements (as percent)					75.00%	75.00%
Subsequent Event
Subsequent Event [Line Items]
Shares issued (in shares)				300,000
Dividend declared (in dollars per share)	$ 0.15
Subsequent Event | Equity Securities
Subsequent Event [Line Items]
Disposition of investment		$ 0.8
Subsequent Event | ADS Maritime Holding
Subsequent Event [Line Items]
Final dividend distribution		$ 8.8
Subsequent Event | West Linus and West Hercules | Minimum
Subsequent Event [Line Items]
Expected percentage of revenue to be collected under existing charter agreements (as percent)			65.00%
Subsequent Event | West Linus and West Hercules | Maximum
Subsequent Event [Line Items]
Expected percentage of revenue to be collected under existing charter agreements (as percent)			75.00%